SHARE-BASED COMPENSATION - Restricted shares (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Weighted Average Grant Date Fair Value
Share-based compensation expense	¥ 167,613	¥ 185,604	¥ 199,737
Exercisable	1,624,930
Restricted Shares
Number of Restricted Shares Units
Outstanding at beginning	1,985,968
Granted	4,258,434
Vested	(656,502)
Forfeited	(449,244)
Outstanding at ending	5,138,656	1,985,968
Weighted Average Grant Date Fair Value
Outstanding at beginning	¥ 54.62
Granted	109.26	¥ 51.43	¥ 42.73
Forfeited	52.93
Vested	55.26
Outstanding at ending	¥ 99.97	54.62
Vesting period (in years)	4 years
Weighted-average grant-date fair value	¥ 99.97	¥ 54.62
Total fair value of the shares vested	¥ 36,277	¥ 60,376	¥ 63,974
Share-based compensation expense	89,082	¥ 61,622	¥ 91,211
Unrecognized compensation cost	¥ 423,513
Weighted-average period	11 months 4 days
Contractual life of employees	10 years
Service vesting condition, years	3 years
Vesting period (in years)	4 years
Restricted Shares | Employee
Number of Restricted Shares Units
Granted	3,224,370	579,240
Restricted Shares | Share Based Compensation Award Tranche One
Number of Restricted Shares Units
Granted	1,034,064
Service based restricted shares
Weighted Average Grant Date Fair Value
Exercisable	355,518
Performance based restricted shares
Weighted Average Grant Date Fair Value
Exercisable	4,783,138
Minimum | Restricted Shares
Weighted Average Grant Date Fair Value
Vesting period (in years)	3 years
Vesting period (in years)	3 years
Maximum | Restricted Shares
Weighted Average Grant Date Fair Value
Vesting period (in years)	4 years
Vesting period (in years)	4 years